Pension and Other Post-retirement Benefits (Details 4) - Pension Benefits - USD ($) $ in Thousands	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	$ 1,179,777	$ 1,168,765	$ 1,087,315
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	396,613	412,196
Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	711,389	697,846
Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	71,775	58,723	$ 45,783
Cash and Cash Equivalents
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	16,551	14,342
Cash and Cash Equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	16,551	14,342
Large Capitalization Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	457,578	385,321
Large Capitalization Equity | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	211,843	231,103
Large Capitalization Equity | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	245,735	154,218
Large Capitalization Equity - Domestic
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	300,735	351,195
Large Capitalization Equity - Domestic | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	175,206	196,977
Large Capitalization Equity - Domestic | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	125,529	154,218
Large Capitalization Equity - Foreign
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	36,637	34,126
Large Capitalization Equity - Foreign | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	36,637	34,126
Large Capitalization Equity - World
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	120,206
Large Capitalization Equity - World | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	120,206
Small Capitalization Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	63,759	70,552
Small Capitalization Equity | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	63,759	70,552
Small Capitalization Equity - Domestic
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	55,513	62,521
Small Capitalization Equity - Domestic | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	55,513	62,521
Small Capitalization Equity - Foreign
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	8,246	8,031
Small Capitalization Equity - Foreign | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	8,246	8,031
International Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	164,923	242,401
International Equity | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	164,923	242,401
Mutual fund
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	101,062	69,393
Mutual fund | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	101,062	69,393
Collective trust
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	63,861	173,008
Collective trust | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	63,861	173,008
Private Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	71,775	58,723
Private Equity | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	71,775	58,723
Private Equity - Domestic
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	54,748	43,340
Private Equity - Domestic | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	54,748	43,340
Private Equity - International
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	17,027	15,383
Private Equity - International | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	17,027	15,383
Equity Securities
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	758,035	756,997
Equity Securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	275,602	301,655
Equity Securities | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	410,658	396,619
Equity Securities | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	71,775	58,723
Fixed Income
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	405,191	397,426
Fixed Income | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	104,460	96,199
Fixed Income | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	300,731	301,227
US government issues
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	130,456	126,894
US government issues | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	104,460	96,199
US government issues | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	25,996	30,695
Municipal issues
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	20,211	20,232
Municipal issues | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	20,211	20,232
Corporate issues domestic
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	210,035	212,299
Corporate issues domestic | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	210,035	212,299
Corporate issues foreign
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	44,489	38,001
Corporate issues foreign | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Investments at Fair Value	$ 44,489	$ 38,001